SEGMENT INFORMATION SEGMENT INFORMATION (Narrative) (Details)	Jun. 30, 2018 minesite_grouping investment minesite
Disclosure of operating segments [line items]
Number of Minesite Locations	17
Number of Publicly Traded Companies | minesite_grouping	1
Number of Investments | investment	2
Operating segments [member]
Disclosure of operating segments [line items]
Number of Minesite Locations	7